Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Nov. 30, 2021		$ 5,092		$ 31,668	$ (57,317)	$ (20,557)
Balance, shares at Nov. 30, 2021		5,092,023
Issuance of common stock for intangible assets		$ 2,013		88,587		$ 90,600
Issuance of common stock for intangible assets, shares		2,013,334				90,600
Net loss					(66,442)	$ (66,442)
Balance at Nov. 30, 2022		$ 7,105		120,255	(123,759)	3,601
Balance, shares at Nov. 30, 2022		7,105,357
Net loss					(27,991)	(27,991)
Balance at Feb. 28, 2023		$ 7,105		120,255	(151,750)	(24,390)
Balance, shares at Feb. 28, 2023		7,105,357
Balance at Nov. 30, 2022		$ 7,105		120,255	(123,759)	3,601
Balance, shares at Nov. 30, 2022		7,105,357
Net loss						(567,131)
Balance at May. 31, 2023	$ 100	$ 514,334	(435,000)	737,347	(690,890)	125,891
Balance, shares at May. 31, 2023	100,000	514,333,691
Balance at Nov. 30, 2022		$ 7,105		120,255	(123,759)	3,601
Balance, shares at Nov. 30, 2022		7,105,357
Net loss					(1,990,162)	(1,990,162)
Issuance of shares for cash	$ 100	$ 507,229		728,148		1,235,477
Shares issued for cash received, shares	100,000	507,228,334
Purchase of treasury shares			(435,000)			(435,000)
Contribution from settlement of related party liabilities				146,593		146,593
Shares issued for cash				545		545
Shares issued for cash, shares		74,000,000
Balance at Nov. 30, 2023	$ 100	$ 514,334	(435,000)	995,541	(2,113,921)	(1,038,946)
Balance, shares at Nov. 30, 2023	100,000	514,333,691
Balance at Feb. 28, 2023		$ 7,105		120,255	(151,750)	(24,390)
Balance, shares at Feb. 28, 2023		7,105,357
Net loss					(539,140)	(539,140)
Purchase of treasury shares			(435,000)			(435,000)
Contribution from settlement of related party liabilities				146,593		146,593
Shares issued for cash	$ 100	$ 507,229		470,499		977,828
Shares issued for cash, shares	100,000	507,228,334
Balance at May. 31, 2023	$ 100	$ 514,334	(435,000)	737,347	(690,890)	125,891
Balance, shares at May. 31, 2023	100,000	514,333,691
Balance at Nov. 30, 2023	$ 100	$ 514,334	(435,000)	995,541	(2,113,921)	(1,038,946)
Balance, shares at Nov. 30, 2023	100,000	514,333,691
Net loss					(699,100)	(699,100)
Shares to be purchased from shareholders		$ (50,000)		45,000		(5,000)
Shares purchased from shareholder, shares		(50,000,000)
Cash received for shares to be issued				551,450		551,450
Balance at Feb. 29, 2024	$ 100	$ 464,334	(435,000)	1,591,991	(2,813,021)	(1,191,596)
Balance, shares at Feb. 29, 2024	100,000	464,333,691
Balance at Nov. 30, 2023	$ 100	$ 514,334	(435,000)	995,541	(2,113,921)	(1,038,946)
Balance, shares at Nov. 30, 2023	100,000	514,333,691
Net loss						(2,073,690)
Shares issued for cash						$ 722,935
Shares to be purchased from shareholders		$ (5,000)
Shares purchased from shareholder, shares		50,000,000
Cash received for shares to be issued		$ 50,020
Shares issued for cash, shares						37,900,000
Balance at May. 31, 2024	$ 100	$ 502,234	(435,000)	1,774,446	(4,187,611)	$ (2,345,831)
Balance, shares at May. 31, 2024	100,000	502,233,691
Balance at Feb. 29, 2024	$ 100	$ 464,334	(435,000)	1,591,991	(2,813,021)	(1,191,596)
Balance, shares at Feb. 29, 2024	100,000	464,333,691
Net loss					(1,374,590)	(1,374,590)
Shares issued for cash		37,900		133,585		171,485
Shares to be purchased from shareholders				(1,150)		(1,150)
Cash received for shares to be issued				50,020		50,020
Shares issued for cash, shares		37,900,000
Balance at May. 31, 2024	$ 100	$ 502,234	$ (435,000)	$ 1,774,446	$ (4,187,611)	$ (2,345,831)
Balance, shares at May. 31, 2024	100,000	502,233,691